13 Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Financial Assets And Financial Liabilities
Schedule of financial assets

13.1 Financial assets

Financial assets	2019	2018
At amortized cost
Cash and cash equivalents	943,209	62,260
Restricted cash	16,841	18,810
Trade receivables	135,240	63,680
Related parties	-	1,598
Total	1,095,290	146,348
Current	1,083,436	120,705
Non-current	11,854	25,643

Derivatives not designated as hedging instruments
Cross-currency interest rate swaps	-	1,219
Total	-	1,219
Current	-	556
Non-current	-	663

Schedule of financial liabilities

13.2 Financial liabilities

Financial liabilities	2019	2018
At amortized cost
Trade payables	17,628	8,104
Loans and financing	60,357	77,829
Lease liabilities	284,515	-
Accounts payable to selling shareholders	300,237	177,730
Advances from customers	36,860	13,737
Total	699,597	277,400
Current	262,671	137,509
Non-current	436,926	139,891

Derivatives not designated as hedging instruments
Cross-currency interest rate swaps	757	-
Total	757	-
Current	757	-
Non-current	-	-

Schedule of loans and financing

13.2.1 Loans and financing

Financial institution	Currency	Interest rate	Maturity	2019	2018

Itaú Unibanco S.A.	Euro	1.01% p.y.	2020	52,959	77,829
Itaú Unibanco S.A.	Brazilian real	1.22% a 1.26% p.m.	2020	648	-
FINEP	Brazilian real	TJLP p.y.	2027	6,750	-
				60,357	77,829
Current				53,607	26,800
Non-current				6,750	51,029

Schedule of summarizes the notional and fair value amounts of the swap agreements as

The table below summarizes the notional and fair value amounts of the swap agreements as of December 31, 2019 and 2018.

		Fair value
Cross-currency interest rate swap agreements	Principal amount (notional)	2019	2018

Asset position: Euros + 1.01% p.y.	49,165	53,045	78,813
Liability position: 128% of CDI	(49,165)	(53,802)	(77,594)
Net position – assets (liabilities)	-	(757)	1,219
Current assets (liabilities)		(757)	556
Noncurrent assets (liabilities)		-	663

Schedule of right-of-use assets and lease liabilities

Set out below are the carrying amounts of right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities
As at January 1, 2019	212,360	212,360
Additions	19,100	19,100
Business combinations	61,145	61,365
Depreciation expense	(18,330)	-
Interest expense	-	31,469
Payments of lease liabilities	-	(39,779)
As at December 31, 2019	274,275	284,515
Current	-	22,693
Non-current	274,275	261,822

Schedule of accounts payable to selling shareholders

13.2.3 Accounts payable to selling shareholders

	2019	2018

Acquisition of CCSI (a)	-	8,990
Acquisition of IESP (b)	75,450	115,656
Acquisition of FADEP (c)	18,745	53,084
Acquisition of FASA (d)	105,306	-
Acquisition of IPEMED (e)	45,646	-
Acquisition of IPEC (f)	55,090	-
	300,237	177,730
Current	131,883	88,868
Non-current	168,354	88,862

	2019	2018

Opening balance	177,730	-
Cash flows	(92,688)	-
Acquisition of IPEC	54,000	-
Interest	17,977	1,687
Business combinations	144,538	176,043
Compensation of legal proceedings disbursement	(1,320)	-
Closing balance	300,237	177,730

(a)	On May 30, 2018, Afya Brazil acquired 60% of CCSI and the amount payable is adjusted by the IGP-M inflation rate and was settled in December 2019.

(b)	On November 27, 2018, Afya Brazil acquired 80% of IESP and the amounts of (i) R$8,906 is payable in February 2019, and (ii) R$106,200 is payable in three equal installments of R$35,400, each adjusted by the CDI rate through the payment date. The first installment was paid in November 2019 and the remaining two installments are due by the end of the second and third year from the transaction closing date.

(c)	On December 5, 2018, Afya Brazil acquired 100% of FADEP and the amount of R$52,846 is payable in three equal installments of R$17,615, each adjusted by the SELIC rate through the payment date and due semiannually from the transaction closing date. The first installment was paid in June 2019, the second installment was paid in December 2019, and the last installment is due in June 2020.

(d)	On April 3, 2019, Afya Brazil acquired 90% of FASA and R$ 39,695 is payable in April 2020; R$ 29,770 is payable in April 2021; and R$ 29,770 is payable in April 2022, adjusted by the IPCA rate + 4.1% per year.

(e)	On May 9, 2019, Afya Brazil acquired 100% of IPEMED and R$ 45,303 is payable in five equal installments of R$ 9,061, adjusted by the CDI rate, and due annually in February 2020, 2021, 2022, 2023 and 2024.

(f)	On August 13, 2019, Afya Brazil acquired 100% of IPEC and R$54,000 was paid in cash on the transaction closing date, and (ii) R$54,000 is payable in two equal installments, adjusted by the CDI rate, and due annually at the end of the first and the second year from the transaction closing date.

Schedule of fair values

The table below is a comparison of the carrying amounts and fair values of the Company’s financial instruments, other than those carrying amounts that are reasonable approximation of fair values:

	2019		2018
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Restricted cash	16,841	16,841	18,810	18,810
Trade receivables (non-current)	9,801	9,801	5,235	5,235
Derivatives	-	-	1,219	1,219
Total	26,642	26,642	25,264	25,264

Financial liabilities
Loans and financing	60,357	60,443	77,829	78,813
Lease liabilities	284,515	284,515	-	-
Accounts payable to selling shareholders	300,237	300,237	177,730	177,730
Derivatives	757	757	-	-
Total	645,866	645,952	255,559	256,543

Schedule of sensitivity analysis effects on income statement the Company’s income before income taxes is affected through the impact on floating interest rate, as follows:

				Increase / decrease in basis points
	Balance as of 12/31/2019	Index – % per year	Base rate	+75	-75	+150	-150

Cash equivalents	930,117	99.22% CDI	41,529	6,976	(6,976)	13,952	(13,952)
Restricted cash	16,841	96.96% CDI	735	126	(126)	253	(253)
Swap – Liability Position	(49,165)	128% CDI	2,832	(369)	369	(737)	737
Accounts payable to selling shareholders	(75,450)	CDI	3,395	(566)	566	(1,132)	1,132
Accounts payable to selling shareholders	(45,646)	CDI	2,113	(352)	352	(704)	704
Accounts payable to selling shareholders	(55,090)	CDI	2,479	(413)	413	(826)	826
Loans and financing	(6,750)	TJLP p.y.	388	(51)	51	(101)	101
Accounts payable to selling shareholders	(18,745)	SELIC	844	(141)	141	(281)	281
Accounts payable to selling shareholders	(105,306)	IPCA+4.1%	8,856	(790)	790	(1,580)	1,580

Schedule of currencies used in sensitivity analysis

The following table demonstrates the sensitivity in the Company’s income before income taxes of a 10% change in the Euro exchange rate (R$4.439 to Euro 1.00) as of December 31, 2019, with all other variables held constant.

	Exposure	+10%	-10%
As of December 31, 2019
Cash and cash equivalents	2,529	253	(253)
Loans and financing	(52,959)	(5,296)	5,296
	(50,430)	(5,043)	5,043

Schedule of contractual maturities of financial liabilities

The tables below summarize the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

As of December 31, 2019	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	17,628	-	-	-	17,628
Loans and financing	54,507	3,537	2,517	1,926	62,487
Lease liabilities	44,139	81,326	76,013	502,831	704,309
Accounts payable to selling shareholders	137,608	182,535	12,072	-	332,215
Advances from customers	36,860	-	-	-	36,860
Derivatives	757	-	-	-	757
	291,499	267,398	90,602	504,757	1,154,256

Schedule of changes In liabilities arising from financing activities

13.5 Changes In liabilities arising from financing activities

	January 1, 2019	Payments	Addition	Interest	Foreign exchange movement	Business combination	Other	December 31, 2019
Loans and financing	77,829	(75,093)	7,383	6,025	1,126	43,087	-	60,357
Lease liabilities	212,360	(39,779)	19,100	31,469	-	61,365	-	284,515
Dividends payable	4,107	(51,812)	51,812	-	-	-	(4,107)	-
Total	294,296	(166,684)	78,295	37,494	1,126	104,452	(4,107)	344,872

	January 1, 2018	Payments	Addition	Interest	Foreign exchange movement	Business combination	Other	December 31, 2018
Loans and financing	3,823	(6,492)	74,980	2,821	2,697	-	-	77,829
Related parties	106	(106)	-	-	-	-	-	-
Dividends payable	14,888	(5,845)	-	-	-	-	(4,936)	4,107
Total	18,817	(12,443)	74,980	2,821	2,697	-	(4,936)	81,936

	January 1, 2017	Payments	Addition	Interest	Foreign exchange movement	Business combination	Other	December 31, 2017
Loans and financing	4,944	(1,135)	-	-	-	-	14	3,823
Related parties	590	(484)	-	-	-	-	-	106
Dividends payable	4,107	(2,506)	-	-	-	-	13,290	14,888
Total	9,641	(4,125)	-	-	-	-	13,304	18,817